Gold and Silver Bullion and Stream Inventory (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Gold and Silver Bullion and Stream Inventory
Gold and silver bullion for payments received in-kind	$ 112.1	$ 39.5
Stream ounces	0.5	0.6
Total gold bullion and inventory	$ 112.6	$ 40.1